T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 0.0%
Government Bonds 0.0%
Republic of Argentina, 0.00%, 12/15/35 (USD)	900,000	4
Total Argentina (Cost $12)		4

BRAZIL 0.7%
Corporate Bonds 0.7%
Braskem Netherlands Finance, VR, 8.50%, 1/23/81 (USD)
(1)(2)(3)	200,000	202
Globo Comunicacao e Participacoes, 4.843%, 6/8/25 (USD)	400,000	400
Total Brazil (Cost $572)		602

CANADA 1.2%
Bank Loans 0.5% (4)
Stars Group Holdings, FRN, 3M USD LIBOR + 3.50%, 3.808%,
7/10/25 (USD)	435,756	435
		435
Corporate Bonds 0.6%
1011778 BC ULC, 5.75%, 4/15/25 (USD) (2)	105,000	113
Enbridge, Series 16-A, VR, 6.00%, 1/15/77 (USD) (1)	125,000	124
GFL Environmental, 5.125%, 12/15/26 (USD) (2)	50,000	53
Transcanada Trust, Series 16-A, VR, 5.875%, 8/15/76 (USD)
(1)(3)	175,000	186
		476
Preferred Stocks 0.1%
Enbridge, VR, 6.375%, 4/15/78 (USD) (1)	2,793	70
		70
Total Canada (Cost $962)		981

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CHILE 0.3%
Corporate Bonds 0.3%
VTR Finance, 6.375%, 7/15/28 (USD) (2)	200,000	214
Total Chile (Cost $200)		214

CHINA 1.6%
Common Stocks 0.1%
Hygeia Healthcare Holdings (5)	9,717	40
		40
Corporate Bonds 1.5%
China Evergrande Group, 6.25%, 6/28/21 (USD) (3)	400,000	391
Ronshine China Holdings, 8.10%, 6/9/23 (USD)	200,000	209
Times China Holdings, 7.85%, 6/4/21 (USD)	400,000	406
Times China Holdings, 6.75%, 7/16/23 (USD)	200,000	206
		1,212
Total China (Cost $1,235)		1,252

GERMANY 0.3%
Corporate Bonds 0.3%
Vertical Holdco, 7.625%, 7/15/28 (USD) (2)	200,000	210
Total Germany (Cost $200)		210

GUATEMALA 0.3%
Government Bonds 0.3%
Republic of Guatemala, 6.125%, 6/1/50 (USD) (2)	205,000	251
Total Guatemala (Cost $205)		251

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank (5)	3,200	115
Total Hungary (Cost $119)		115

INDIA 0.7%
Common Stocks 0.2%
Kotak Mahindra Bank	10,417	190
		190
Corporate Bonds 0.5%
Shriram Transport Finance, 5.10%, 7/16/23 (USD)	400,000	375
		375
Total India (Cost $532)		565

INDONESIA 0.2%
Common Stocks 0.2%
Bank Central Asia	80,000	171
Total Indonesia (Cost $166)		171

JERSEY 0.5%
Bank Loans 0.5% (4)
Capri Acquisitions Bidco, FRN, 3M USD LIBOR + 3.25%,
11/30/24 (USD) (6)	400,000	399
Total Jersey (Cost $400)		399

SWEDEN 0.1%
Corporate Bonds 0.1%
Verisure Holding, FRN, 3M EURIBOR + 5.00%, 5.00%, 4/15/25
(EUR)(2)	100,000	120
Total Sweden (Cost $108)		120

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
THAILAND 0.5%
Corporate Bonds 0.5%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)	400,000	402
Total Thailand (Cost $321)		402

UKRAINE 0.4%
Corporate Bonds 0.4%
Ukraine Government Bond, 9.79%, 5/26/27	10,000,000	329
Total Ukraine (Cost $382)		329

UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
Network International Holdings (GBP) (5)	4,600	24
Total United Arab Emirates (Cost $24)		24

UNITED KINGDOM 0.3%
Common Stocks 0.0%
Polypipe Group	5,762	30
		30
Corporate Bonds 0.3%
Cabot Financial Luxembourg, 7.50%, 10/1/23	200,000	263
		263
Total United Kingdom (Cost $269)		293

UNITED STATES 73.8%
Corporate Bonds 8.9%
American Airlines PTT, Series 2019-1, Class AA, 3.15%,
2/15/32	98,460	91

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Ardagh Packaging Finance, 5.25%, 4/30/25 (2)(3)	400,000	425
Broadcom, 4.70%, 4/15/25 (2)	185,000	212
Burlington Coat Factory Warehouse, 6.25%, 4/15/25 (2)	225,000	239
Cincinnati Bell, 8.00%, 10/15/25 (2)	250,000	265
DaVita, 4.625%, 6/1/30 (2)	300,000	320
Energizer Holdings, 6.375%, 7/15/26 (2)	145,000	155
GCI, 6.875%, 4/15/25 (3)	370,000	384
Genesis Energy, 6.00%, 5/15/23	400,000	386
Graphic Packaging International, 4.75%, 4/15/21 (3)	400,000	404
Intelsat Jackson Holdings, 9.50%, 9/30/22 (2)	195,000	215
Jaguar Holding II, 5.00%, 6/15/28 (2)(3)	115,000	122
Lamar Media, 4.875%, 1/15/29 (2)	400,000	420
Microchip Technology, 4.25%, 9/1/25 (2)	170,000	178
NBCUniversal Enterprise, 5.25% (2)(7)	200,000	201
New Albertsons, 3.50%, 2/15/23 (2)	155,000	158
Nielsen Finance, 5.00%, 4/15/22 (2)	100,000	100
Nielsen Luxembourg, 5.50%, 10/1/21 (2)	194,000	194
NMI Holdings, 7.375%, 6/1/25 (2)	70,000	76
NuStar Logistics, 4.80%, 9/1/20	200,000	200
Pattern Energy Group, 5.875%, 2/1/24 (2)	400,000	412
Qorvo, 4.375%, 10/15/29 (2)	300,000	321
Solera, 10.50%, 3/1/24 (2)(3)	150,000	159
T-Mobile USA, 3.50%, 4/15/25 (2)	55,000	61
T-Mobile USA, 6.375%, 3/1/25 (3)	750,000	769
Teleflex, 4.25%, 6/1/28 (2)	175,000	187
United Airlines PTT, Series 2018-1, Class AA, 3.50%, 3/1/30	186,605	173
USA Compression Partners, 6.875%, 9/1/27	270,000	275
Yum! Brands, 7.75%, 4/1/25 (2)	40,000	44
		7,146

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Bank Loans 8.9% (4)
Advanced Disposal Services, FRN, 3M USD LIBOR + 2.25%,
2.359%, 11/10/23	579,247	575
Airbnb, FRN, 1M USD LIBOR + 7.50%, 8.50%, 4/17/25	250,000	262
Asurion, FRN, 3M USD LIBOR + 6.50%, 6.661%, 8/4/25	192,576	194
B&G Foods, FRN, 1M USD LIBOR + 2.50%, 2.661%, 10/10/26	64,326	63
Charter NEX U. S. , FRN, 3M USD LIBOR + 3.25%, 3.411%,
5/16/24	33,997	33
Cincinnati Bell, FRN, 3M USD LIBOR + 3.25%, 4.25%, 10/2/24	299,239	298
Citadel Securities, FRN, 1M USD LIBOR + 2.75%, 2.911%,
2/27/26	34,825	34
Edelman Financial Center, FRN, 3M USD LIBOR + 6.75%,
6.922%, 7/20/26	205,000	188
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 7/30/28 (6)	105,000	107
Fleet U. S. Bidco, FRN, 1M USD LIBOR + 3.25%, 4.322%,
10/7/26 (8)	89,138	87
Froneri U. S. , FRN, 1M USD LIBOR + 5.75%, 5.911%, 1/31/28	105,000	101
Graham Packaging, FRN, 1M USD LIBOR + 3.75%, 7/28/27 (6)	300,000	299
Hostess Brands, FRN, 1M USD LIBOR + 2.25%, 3.00%, 8/3/25	149,248	146
Ingersoll-Rand Services, FRN, 1M USD LIBOR + 1.75%, 1.911%,
3/1/27	199,500	192
Intelsat Jackson Holdings, FRN, 1M USD LIBOR + 5.50%,
7/13/22 (6)(9)	276,030	281
Intelsat Jackson Holdings, FRN, 3M USD LIBOR + 6.50%,
8.75%, 1/2/24	180,000	181
Jaguar Holding II, FRN, 3M USD LIBOR + 2.50%, 3.50%,
8/18/22	299,213	298
K-MAC Holdings, FRN, 3M USD LIBOR + 6.75%, 6.911%,
3/16/26	373,667	335
Lions Gate Capital Holdings, FRN, 3M USD LIBOR + 2.25%,
2.411%, 3/24/25	148,997	143
PetSmart, FRN, 1M USD LIBOR + 3.00%, 3/11/22 (6)	300,000	298
PQ, FRN, 1M USD LIBOR + 3.00%, 2/7/27 (6)	200,000	199
Refinitiv U.S. Holdings, FRN, 1M USD LIBOR + 3.25%, 10/1/25
(6)	596,484	592

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Rent-A-Center, FRN, 3M USD LIBOR + 4.50%, 4.688%, 8/5/26	148,502	145
Reynolds Group Holdings, FRN, 3M USD LIBOR + 2.75%,
2.911%, 2/5/23	300,000	294
S2P Acquisition Borrower, FRN, 3M USD LIBOR + 4.00%,
5.072%, 8/14/26	84,176	82
Solera, FRN, 3M USD LIBOR + 2.75%, 2.911%, 3/3/23	196,905	193
T-Mobile USA, FRN, 1M USD LIBOR + 3.00%, 3.161%, 4/1/27	315,000	316
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 7.661%,
2/4/28	430,000	392
Tiger Merger Sub, FRN, 1M USD LIBOR + 3.50%, 3.667%,
6/30/25	200,000	200
Tiger Merger Sub, FRN, 1M USD LIBOR + 5.50%, 5.667%,
6/30/25	100,000	95
Uber Technologies, FRN, 3M USD LIBOR + 4.00%, 5.00%,
4/4/25	193,015	190
Vertical U. S. Newco, FRN, 1M USD LIBOR + 4.25%, 6/30/27 (6)	200,000	197
Vungle, FRN, 1M USD LIBOR + 5.50%, 5.661%, 9/30/26	143,539	143
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 4.072%, 2/5/26	24,875	24
		7,177
Common Stocks 0.6%
Accolade (3)(5)	294	10
Becton Dickinson & Company	392	110
Bristol-Myers Squibb, CVR (5)	1,900	7
Collier Creek Holdings (5)	6,440	93
Conyers Park II Acquisition (5)	3,442	42
Generation Bio (5)	323	6
nCino(5)	130	10
Open Lending, Class A (5)	11,500	195
Tradeweb Markets, Class A	169	9
		482
Convertible Preferred Stocks 1.8%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (2)	214	220
American Electric Power, 6.125%, 3/15/22 (3)	1,889	97
Assurant, Series D, 6.50%, 3/15/21	800	86
Becton Dickinson & Company, Series B, 6.00%, 6/1/23 (3)	3,960	238
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Broadcom, Series A, 8.00%, 9/30/22 (3)	194	220
Danaher, Series A, 4.75%, 4/15/22	160	227
DTE Energy, 6.25%, 11/1/22 (3)	1,266	56
Sempra Energy, Series A, 6.00%, 1/15/21	1,200	123
Sempra Energy, Series B, 6.75%, 7/15/21 (3)	375	39
Southern, Series A, 6.75%, 8/1/22	2,593	120
		1,426
Preferred Stocks 0.4%
Federal National Mortgage Association, 7.625% (7)	6,000	44
NuStar Logistics, VR, 7.009%, 1/15/43	12,500	252
		296
Bond Mutual Funds 38.1%
T. Rowe Price Dynamic Credit Fund - I Class, 5.13% (10)(11)	1,192,023	11,360
T. Rowe Price Dynamic Global Bond Fund - I Class, 2.24%
(10)(11)	682,408	6,701
T. Rowe Price Ultra Short-Term Bond Fund - I Class, 1.38%
(10)(11)	2,493,782	12,694
		30,755
Equity Mutual Funds 14.4%
T. Rowe Price Global Stock Fund (10)	211,353	11,610
		11,610
Convertible Bonds 0.7%
Air Transport Services Group, 1.125%, 10/15/24	200,000	202
Wright Medical Group, 1.625%, 6/15/23	340,000	355
		557
Total United States (Cost $55,666)		59,449

SHORT-TERM INVESTMENTS 15.1%
Money Market Funds 15.1%
T. Rowe Price Government Reserve Fund, 0.13% (10)(12)	12,210,276	12,210
Total Short-Term Investments (Cost $12,210)		12,210

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

		Par/Shares	$ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.7%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.4%
Short-Term Funds 0.4%
T. Rowe Price Short-Term Fund, 0.25% (10)(12)		30,150	302
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank			302
Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 2.3%
Short-Term Funds 2.3%
T. Rowe Price Short-Term Fund, 0.25% (10)(12)		188,242	1,882
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company			1,882
Total Securities Lending Collateral (Cost $2,184)			2,184

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.1%
Exchange-Traded Options Purchased 0.1%
Description	Contracts	Notional Amount	$ Value
Cincinnati Bell, Put, 8/21/20 @ $10.00 (5)	200	300	1
Continental Resources, Call, 1/15/21 @ $27.50 (5)	70	121	7
Devon Energy, Call, 1/15/21 @ $18.00 (5)	170	178	5
Halliburton, Call, 1/15/21 @ $20.00 (5)	180	258	10
Helmerich & Payne, Call, 1/15/21 @ $30.00 (5)	100	178	4
National Oilwell Varco, Call, 1/15/21 @ $20.00 (5)	250	288	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

SPDR S&P 500 ETF Trust, Put, 9/30/20 @ $300.00
(5)	40	1,306	20
SPDR S&P 500 ETF Trust, Put, 9/18/20 @ $285.00
(5)	40	1,306	9
SPDR S&P 500 ETF Trust, Put, 8/21/20 @ $285.00
(5)	70	2,286	3
Total Options Purchased (Cost $115)			64

Total Investments in Securities 98.9%
(Cost $75,882)			$79,839
Other Assets Less Liabilities 1.1%			851
Net Assets 100.0%			$80,690

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $5,847 and represents 7.2% of net assets.
(3)	All or a portion of this security is on loan at July 31, 2020.
(4)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5)	Non-income producing
(6)	All or a portion of this loan is unsettled as of July 31, 2020. The interest rate for unsettled loans will be determined upon settlement after period end.
(7)	Perpetual security with no stated maturity date.
(8)	Level 3 in fair value hierarchy.
(9)	A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at July 31, 2020, was $38 and was valued at $38 (0.04% of net assets) .
(10)	Affiliated Companies
(11)	SEC 30-day yield
(12)	Seven-day yield
1M ADBB	One month AUD bank bill
1M CAD CDOR	One month CAD CDOR (Canadian Dollar offered rate)
1M CHF LIBOR	One month CHF LIBOR (London interbank offered rate)
1M CNH HIBOR	One month CNH HIBOR (Hong Kong interbank offered rate)
1M DKK CIBOR	One month DKK CIBOR (Copenhagen interbank offered rate)
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

1M EURIBOR	One month EURIBOR (Euro interbank offered rate)
1M GBP LIBOR	One month GBP LIBOR (London interbank offered rate)
1M HKD HIBOR	One month HKD HIBOR (Hong Kong interbank offered rate)
1M JPY LIBOR	One month JPY LIBOR (London interbank offered rate)
1M NOK NIBOR	One month NOK NIBOR (Norwegian interbank offered rate)
1M SEK STIBOR	One month SEK STIBOR (Stockholm interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
1M ZAR JIBOR	One month ZAR JIBOR (Johannesburg Interbank average rate)
3M EURIBOR	Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ADBB	AUD bank bill
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore China Renminbi
CPI	Consumer Price Index
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PTT	Pass-Through Trust
RUB	Russian Ruble
TRY	Turkish Lira
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in 000s, except for contracts)

OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description	Contracts	Notional Amount	$ Value
iShares iBoxx High Yield Corporate Bond ETF, Put,
9/18/20 @ $82.00	266	2,271	(17)
iShares iBoxx High Yield Corporate Bond ETF, Put,
10/16/20 @ $82.00	117	999	(13)
S&P 500 Index, Call, 8/21/20 @ $3,250.00	5	1,636	(34)
S&P 500 Index, Call, 9/18/20 @ $3,400.00	3	981	(9)
S&P 500 Index, Call, 10/16/20 @ $3,425.00	5	1,636	(25)
S&P 500 Index, Put, 8/21/20 @ $2,800.00	5	1,636	(2)
S&P 500 Index, Put, 9/18/20 @ $2,900.00	3	981	(8)
S&P 500 Index, Put, 9/18/20 @ $2,800.00	7	2,290	(12)
S&P 500 Index, Put, 10/16/20 @ $2,875.00	5	1,636	(23)
U.S. Treasury Long Bond futures contracts, Call,
9/25/20 @ $185.00	10	1,801	(9)
U.S. Treasury Long Bond futures contracts, Put,
9/25/20 @ $175.00	10	1,801	(7)
Total Options Written (Premiums $(223))			$(159)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
SWAPS 0.3%
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)
BILATERAL SWAPS 0.3%
Credit Default Swaps, Protection Bought (0.0)%
Sweden (0.0)%
Goldman Sachs, Protection Bought (Relevant
Credit: Stena, 7.00% 2/1/24), Pay 5.00%
Quarterly, Receive upon credit default, 6/20/21
(EUR)	100	(1)	(1)	—
Total Sweden			(1)	—

Total Bilateral Credit Default Swaps, Protection Bought			(1)	—

Total Return Swaps 0.3%
Australia (0.0)%
UBS Securities, Receive Underlying Reference:
ALS Monthly, Pay Variable 0.49% (1M ADBB +
0.40%) Monthly, 1/19/22	87	(2)	—	(2)
Total Australia			—	(2)

Austria (0.0)%
UBS Securities, Receive Underlying Reference:
Erste Group Bank Monthly, Pay Variable
(0.163)% (1M EURIBOR + 0.35%) Monthly,
1/19/22	74	(15)	—	(15)
Total Austria			—	(15)

Belgium (0.0)%
Goldman Sachs, Receive Underlying Reference:
Umicore Monthly, Pay Variable (0.113)% (1M
EURIBOR + 0.40%) Monthly, 1/20/22	58	(4)	—	(4)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Groupe Bruxelles Lambert Monthly, Pay Variable
0.037% (1M EURIBOR + 0.55%) Monthly,
1/19/22	254	(10)	—	(10)

Total Belgium			—	(14)

Bermuda (0.0)%

Goldman Sachs, Receive Underlying Reference:
Credicorp Monthly, Pay Variable 0.576% (1M
USD LIBOR + 0.40%) Monthly, 1/20/22	26	(1)	—	(1)

Goldman Sachs, Receive Underlying Reference:
Credicorp Monthly, Pay Variable 0.581% (1M
USD LIBOR + 0.40%) Monthly, 1/20/22	104	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Marvell Technology Group Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	90	(2)	—	(2)

Total Bermuda			—	(5)

Brazil 0.0%

Morgan Stanley, Receive Underlying Reference:
Magazine Luiza Monthly, Pay Variable 0.631%
(1M USD LIBOR + 0.45%) Monthly, 1/20/22	213	4	—	4

Total Brazil			—	4

Canada 0.0%

Citibank, Receive Underlying Reference: Sprott
Physical Gold and Silver Trust Monthly, Pay
Variable 0.481% (1M CAD CDOR + 0.30%)
Monthly, 1/20/22	26	3	—	3

Morgan Stanley, Receive Underlying Reference:
Enbridge Monthly, Pay Variable 0.481% (1M CAD
CDOR + 0.30%) Monthly, 1/20/22	217	7	—	7

Morgan Stanley, Receive Underlying Reference:
ERO Monthly, Pay Variable 1.063% (1M CAD
CDOR + 0.55%) Monthly, 1/19/22	273	(18)	—	(18)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
ERO Monthly, Pay Variable 1.063% (1M CAD
CDOR + 0.55%) Monthly, 1/20/22	35	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Franco-Nevada Monthly, Pay Variable 0.481%
(1M CAD CDOR + 0.30%) Monthly, 1/20/22	223	17	—	17

Morgan Stanley, Receive Underlying Reference:
Magna International Monthly, Pay Variable
0.481% (1M CAD CDOR + 0.30%) Monthly,
1/20/22	248	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
Sprott Physical Gold and Silver Trust Monthly,
Pay Variable 0.481% (1M CAD CDOR + 0.30%)
Monthly, 1/20/22	78	9	—	9

Total Canada			—	11

Cayman Islands 0.0%

Morgan Stanley, Pay Underlying Reference:
Alibaba Group Holding Monthly, Receive
Variable (0.128)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	59	—	—	—

Morgan Stanley, Pay Underlying Reference:
Alibaba Group Holding Monthly, Receive
Variable (0.124)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	119	2	—	2

Morgan Stanley, Pay Underlying Reference:
Sogou Monthly, Receive Variable (3.539)% (1M
USD LIBOR + (3.70)%) Monthly, 1/20/22	60	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Sogou Monthly, Receive Variable (3.533)% (1M
USD LIBOR + (3.70)%) Monthly, 1/20/22	60	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
58.com Monthly, Pay Variable 0.476% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	122	—	—	—

Morgan Stanley, Receive Underlying Reference:
58.com Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	488	1	—	1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Renrui Human Resources Technology Holdings
Monthly, Pay Variable 0.844% (1M HKD HIBOR +
0.55%) Monthly, 1/19/22	171	5	—	5

Morgan Stanley, Receive Underlying Reference:
Sohu. com Monthly, Pay Variable 0.461% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	39	10	—	10

Morgan Stanley, Receive Underlying Reference:
Sohu. com Monthly, Pay Variable 0.467% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	36	13	—	13

Total Cayman Islands			—	29

Chile 0.0%

Goldman Sachs, Receive Underlying Reference:
Banco Santander Chile Monthly, Pay Variable
0.576% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	25	1	—	1

Goldman Sachs, Receive Underlying Reference:
Banco Santander Chile Monthly, Pay Variable
0.581% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	118	1	—	1

Total Chile			—	2

China (0.0)%

UBS Securities, Receive Underlying Reference:
BTG Hotels Group, Class A Monthly, Pay
Variable 3.032% (1M CNH HIBOR + 0.75%)
Monthly, 1/20/22	1,132	(10)	—	(10)

UBS Securities, Receive Underlying Reference:
Deppon Logistics, Class A Monthly, Pay Variable
2.388% (1M CNH HIBOR + 0.00%) Monthly,
1/20/22	735	(4)	—	(4)

Total China			—	(14)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Curacao (0.0)%

Morgan Stanley, Receive Underlying Reference:
Schlumberger Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	81	(3)	—	(3)

Total Curacao			—	(3)

Denmark (0.0)%

Citibank, Pay Underlying Reference: Vestas Wind
Systems Monthly, Receive Variable (0.613)% (1M
DKK CIBOR + (0.35)%) Monthly, 1/20/22	783	(5)	—	(5)

Goldman Sachs, Pay Underlying Reference: AP
Moller - Maersk, Class B Monthly, Receive
Variable (0.663)% (1M DKK CIBOR + (0.40)%)
Monthly, 1/19/22	184	1	—	1

Goldman Sachs, Pay Underlying Reference: AP
Moller - Maersk, Class B Monthly, Receive
Variable (0.663)% (1M DKK CIBOR + (0.40)%)
Monthly, 1/20/22	368	2	—	2

JPMorgan Chase, Receive Underlying
Reference: Ascendis Pharma Monthly, Pay
Variable 0.531% (1M USD LIBOR + 0.35%)
Monthly, 1/20/22	98	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Coloplast, Class B Monthly, Receive Variable
(0.663)% (1M DKK CIBOR + (0.40)%) Monthly,
1/20/22	1,361	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference: GN
Store Nord Monthly, Receive Variable (0.663)%
(1M DKK CIBOR + (0.40)%) Monthly, 1/19/22	1,219	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Vestas Wind Systems Monthly, Receive Variable
(0.663)% (1M DKK CIBOR + (0.40)%) Monthly,
1/19/22	374	(2)	—	(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Vestas Wind Systems Monthly, Receive Variable
(0.663)% (1M DKK CIBOR + (0.40)%) Monthly,
1/20/22	986	(6)	—	(6)

UBS Securities, Pay Underlying Reference:
Vestas Wind Systems Monthly, Receive Variable
(0.663)% (1M DKK CIBOR + (0.40)%) Monthly,
1/20/22	649	(4)	—	(4)

UBS Securities, Receive Underlying Reference:
Novo Nordisk, Class B Monthly, Pay Variable
0.137% (1M DKK CIBOR + 0.40%) Monthly,
1/19/22	1,170	(7)	—	(7)

Total Denmark			—	(25)

Finland (0.0)%

JPMorgan Chase, Receive Underlying
Reference: Metso Outotec Monthly, Pay Variable
(0.163)% (1M EURIBOR + 0.35%) Monthly,
1/19/22	102	21	—	21

Morgan Stanley, Pay Underlying Reference:
Nokia Monthly, Receive Variable (0.913)% (1M
EURIBOR + (0.40)%) Monthly, 1/19/22	71	(6)	—	(6)

Morgan Stanley, Receive Underlying Reference:
Stora Enso, R Shares Monthly, Pay Variable
(0.113)% (1M EURIBOR + 0.40%) Monthly,
1/19/22	65	—	—	—

UBS Securities, Receive Underlying Reference:
Sampo, A Shares Monthly, Pay Variable (0.163)%
(1M EURIBOR + 0.35%) Monthly, 1/19/22	177	(17)	—	(17)

Total Finland			—	(2)

France 0.1%

Citibank, Pay Underlying Reference: Dassault
Systemes Monthly, Receive Variable (0.863)%
(1M EURIBOR + (0.35)%) Monthly, 1/19/22	108	(1)	—	(1)

Citibank, Pay Underlying Reference: Klepierre
Monthly, Receive Variable (0.863)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22	45	6	—	6

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Pay Underlying Reference: Natixis
Monthly, Receive Variable (0.863)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22	45	8	—	8

Citibank, Pay Underlying Reference: Natixis
Monthly, Receive Variable (0.863)% (1M
EURIBOR + (0.35)%) Monthly, 1/20/22	28	5	—	5

Citibank, Receive Underlying Reference: AXA
Monthly, Pay Variable (0.163)% (1M EURIBOR +
0.35%) Monthly, 1/19/22	74	(8)	—	(8)

Citibank, Receive Underlying Reference: AXA
Monthly, Pay Variable (0.163)% (1M EURIBOR +
0.35%) Monthly, 1/20/22	183	(20)	—	(20)

Citibank, Receive Underlying Reference: Engie
Monthly, Pay Variable (0.163)% (1M EURIBOR +
0.35%) Monthly, 1/19/22	70	1	—	1

Citibank, Receive Underlying Reference:
Sartorius Stedim Biotech Monthly, Pay Variable
(0.163)% (1M EURIBOR + 0.35%) Monthly,
1/20/22	73	8	—	8

Goldman Sachs, Receive Underlying Reference:
Safran Monthly, Pay Variable (0.113)% (1M
EURIBOR + 0.40%) Monthly, 1/19/22	136	(10)	—	(10)

Morgan Stanley, Pay Underlying Reference:
Arkema Monthly, Receive Variable (0.913)% (1M
EURIBOR + (0.40)%) Monthly, 1/20/22	177	10	—	10

Morgan Stanley, Pay Underlying Reference: BNP
Paribas Monthly, Receive Variable (0.913)% (1M
EURIBOR + (0.40)%) Monthly, 1/19/22	223	30	—	30

Morgan Stanley, Pay Underlying Reference: Cie
de Saint-Gobain Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/19/22	40	3	—	3

Morgan Stanley, Pay Underlying Reference: Cie
de Saint-Gobain Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/20/22	133	8	—	8

Morgan Stanley, Pay Underlying Reference:
Kering Monthly, Receive Variable (0.915)% (1M
EURIBOR + (0.40)%) Monthly, 1/19/22	50	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Kering Monthly, Receive Variable (0.913)% (1M
EURIBOR + (0.40)%) Monthly, 1/19/22	73	7	—	7

Morgan Stanley, Pay Underlying Reference:
Klepierre Monthly, Receive Variable (0.913)%
(1M EURIBOR + (0.40)%) Monthly, 1/19/22	34	5	—	5

Morgan Stanley, Pay Underlying Reference:
Unibail-Rodamco-Westfield Monthly, Receive
Variable (3.603)% (1M EURIBOR + (3.09)%)
Monthly, 1/19/22	81	13	—	13

Morgan Stanley, Receive Underlying Reference:
Valeo Monthly, Pay Variable 0.037% (1M
EURIBOR + 0.55%) Monthly, 1/19/22	111	(13)	—	(13)

UBS Securities, Pay Underlying Reference:
LVMH Moet Hennessy Louis Vuitton Monthly,
Receive Variable (0.913)% (1M EURIBOR +
(0.40)%) Monthly, 1/20/22	112	14	—	14

UBS Securities, Receive Underlying Reference:
Sanofi Monthly, Pay Variable (0.163)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22	216	(14)	—	(14)

Total France			—	52

Germany 0.1%

Citibank, Pay Underlying Reference: Allianz
Monthly, Receive Variable (0.863)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22	96	7	—	7

Citibank, Pay Underlying Reference: Deutsche
Bank Monthly, Receive Variable (0.863)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22	159	27	—	27

Citibank, Pay Underlying Reference: HelloFresh
Monthly, Receive Variable (0.856)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22	64	1	—	1

Citibank, Receive Underlying Reference: Infineon
Technologies Monthly, Pay Variable (0.163)%
(1M EURIBOR + 0.35%) Monthly, 1/19/22	126	(9)	—	(9)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Receive Underlying Reference: KION
Group Monthly, Pay Variable (0.163)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22	102	(6)	—	(6)

Goldman Sachs, Pay Underlying Reference:
Deutsche Telekom Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/20/22	71	6	—	6

Goldman Sachs, Pay Underlying Reference:
Merck Monthly, Receive Variable (0.913)% (1M
EURIBOR + (0.40)%) Monthly, 1/20/22	223	13	—	13

Goldman Sachs, Pay Underlying Reference:
Vonovia Monthly, Receive Variable (0.913)% (1M
EURIBOR + (0.40)%) Monthly, 1/20/22	136	—	—	—

Goldman Sachs, Receive Underlying Reference:
Brenntag Monthly, Pay Variable (0.113)% (1M
EURIBOR + 0.40%) Monthly, 1/20/22	128	4	—	4

Goldman Sachs, Receive Underlying Reference:
Muenchener Rueckversicherungs-Gesellschaft
Monthly, Pay Variable (0.113)% (1M EURIBOR +
0.40%) Monthly, 1/19/22	252	(16)	—	(16)

JPMorgan Chase, Pay Underlying Reference:
Volkswagen Monthly, Receive Variable (0.863)%
(1M EURIBOR + (0.35)%) Monthly, 1/19/22	290	37	—	37

JPMorgan Chase, Receive Underlying
Reference: Porsche Automobil Holding Monthly,
Pay Variable (0.163)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22	206	(28)	—	(28)

Morgan Stanley, Pay Underlying Reference:
Bayerische Motoren Werke Monthly, Receive
Variable (0.913)% (1M EURIBOR + (0.40)%)
Monthly, 1/19/22	245	19	—	19

Morgan Stanley, Pay Underlying Reference:
Deutsche Post Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/19/22	39	1	—	1

Morgan Stanley, Pay Underlying Reference:
Deutsche Post Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/20/22	198	3	—	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Deutsche Telekom Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/19/22	46	3	—	3

Morgan Stanley, Pay Underlying Reference:
Deutsche Telekom Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/20/22	146	11	—	11

Morgan Stanley, Pay Underlying Reference:
Fresenius Medical Care Monthly, Receive
Variable (0.913)% (1M EURIBOR + (0.40)%)
Monthly, 1/19/22	26	—	—	—

Morgan Stanley, Pay Underlying Reference:
Hannover Rueck Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/20/22	80	8	—	8

Morgan Stanley, Pay Underlying Reference: MTU
Aero Engines Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/19/22	113	12	—	12

Morgan Stanley, Receive Underlying Reference:
Covestro Monthly, Pay Variable 0.037% (1M
EURIBOR + 0.55%) Monthly, 1/19/22	122	(12)	—	(12)

Morgan Stanley, Receive Underlying Reference:
Deutsche Boerse Monthly, Pay Variable 0.037%
(1M EURIBOR + 0.55%) Monthly, 1/19/22	225	(15)	—	(15)

Morgan Stanley, Receive Underlying Reference:
Infineon Technologies Monthly, Pay Variable
0.037% (1M EURIBOR + 0.55%) Monthly,
1/19/22	108	(7)	—	(7)

Morgan Stanley, Receive Underlying Reference:
Sartorius Monthly, Pay Variable 0.037% (1M
EURIBOR + 0.55%) Monthly, 1/20/22	62	4	—	4

UBS Securities, Pay Underlying Reference:
Fresenius Medical Care Monthly, Receive
Variable (0.913)% (1M EURIBOR + (0.40)%)
Monthly, 1/20/22	42	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

UBS Securities, Pay Underlying Reference:
Hannover Rueck Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/19/22	14	1	—	1

UBS Securities, Pay Underlying Reference:
Hannover Rueck Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/20/22	145	15	—	15

UBS Securities, Pay Underlying Reference:
Siemens Healthineers Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/20/22	68	(1)	—	(1)

UBS Securities, Receive Underlying Reference:
Bayer Monthly, Pay Variable (0.163)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22	172	(25)	—	(25)

UBS Securities, Receive Underlying Reference:
Daimler Monthly, Pay Variable (0.163)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22	85	(1)	—	(1)

UBS Securities, Receive Underlying Reference:
Daimler Monthly, Pay Variable (0.163)% (1M
EURIBOR + 0.35%) Monthly, 1/20/22	26	—	—	—

UBS Securities, Receive Underlying Reference:
Telefonica Deutschland Holding Monthly, Pay
Variable (0.163)% (1M EURIBOR + 0.35%)
Monthly, 1/19/22	70	(7)	—	(7)

UBS Securities, Receive Underlying Reference:
Telefonica Deutschland Holding Monthly, Pay
Variable (0.163)% (1M EURIBOR + 0.35%)
Monthly, 1/20/22	13	(1)	—	(1)

Total Germany			—	44

Hong Kong (0.0)%

Morgan Stanley, Receive Underlying Reference:
Galaxy Entertainment Group Monthly, Pay
Variable 0.844% (1M HKD HIBOR + 0.55%)
Monthly, 1/19/22	488	(2)	—	(2)

Total Hong Kong			—	(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Ireland 0.1%

Bank of America, Pay Underlying Reference:
Pentair Monthly, Receive Variable (0.219)% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	127	(2)	—	(2)

JPMorgan Chase, Receive Underlying
Reference: Linde Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	114	3	—	3

Morgan Stanley, Pay Underlying Reference: Aon,
Class A Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	218	(5)	—	(5)

Morgan Stanley, Pay Underlying Reference:
Seagate Technology Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	323	20	—	20

Morgan Stanley, Receive Underlying Reference:
Johnson Controls International Monthly, Pay
Variable 0.481% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	223	12	—	12

UBS Securities, Pay Underlying Reference: CRH
Monthly, Receive Variable (0.334)% (1M GBP
LIBOR + (0.40)%) Monthly, 1/20/22	139	15	—	15

Total Ireland			—	43

Israel 0.0%

Morgan Stanley, Receive Underlying Reference:
Wix.com Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	219	13	—	13

Total Israel			—	13

Italy 0.0%

JPMorgan Chase, Receive Underlying
Reference: DiaSorin Monthly, Pay Variable
(0.163)% (1M EURIBOR + 0.35%) Monthly,
1/19/22	109	(7)	—	(7)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Telecom Italia Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/19/22	40	4	—	4

Morgan Stanley, Pay Underlying Reference:
Telecom Italia Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/20/22	26	3	—	3

Total Italy			—	—

Japan (0.3)%

Citibank, Pay Underlying Reference: Ajinomoto
Monthly, Receive Variable (0.474)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/22	6,183	(5)	—	(5)

Citibank, Pay Underlying Reference: Calbee
Monthly, Receive Variable (0.474)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/22	7,107	(6)	—	(6)

Citibank, Pay Underlying Reference: Kakaku. com
Monthly, Receive Variable (0.474)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/22	5,248	4	—	4

Citibank, Pay Underlying Reference: Sysmex
Monthly, Receive Variable (0.474)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/20/22	8,817	(1)	—	(1)

Citibank, Receive Underlying Reference:
Keyence Monthly, Pay Variable 0.326% (1M JPY
LIBOR + 0.40%) Monthly, 1/19/22	9,170	(3)	—	(3)

Citibank, Receive Underlying Reference:
Keyence Monthly, Pay Variable 0.326% (1M JPY
LIBOR + 0.40%) Monthly, 1/20/22	9,170	(3)	—	(3)

Citibank, Receive Underlying Reference: Mitsui
Fudosan Monthly, Pay Variable 0.326% (1M JPY
LIBOR + 0.40%) Monthly, 1/19/22	11,340	(14)	—	(14)

Citibank, Receive Underlying Reference:
Sumitomo Metal Mining Monthly, Pay Variable
0.326% (1M JPY LIBOR + 0.40%) Monthly,
1/20/22	6,019	(4)	—	(4)

Morgan Stanley, Pay Underlying Reference:
Ajinomoto Monthly, Receive Variable (0.474)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	6,183	(5)	—	(5)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Calbee Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/19/22	5,253	(4)	—	(4)

Morgan Stanley, Pay Underlying Reference:
Canon Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/19/22	4,971	10	—	10

Morgan Stanley, Pay Underlying Reference:
Canon Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/22	3,891	8	—	8

Morgan Stanley, Pay Underlying Reference:
Daifuku Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/22	19,399	13	—	13

Morgan Stanley, Pay Underlying Reference:
Daikin Industries Monthly, Receive Variable
(0.474)% (1M JPY LIBOR + (0.40)%) Monthly,
1/19/22	11,499	4	—	4

Morgan Stanley, Pay Underlying Reference:
Honda Motor Monthly, Receive Variable
(0.474)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/22	33,577	35	—	35

Morgan Stanley, Pay Underlying Reference:
Japan Post Holdings Monthly, Receive Variable
(0.474)% (1M JPY LIBOR + (0.40)%) Monthly,
1/19/22	17,875	14	—	14

Morgan Stanley, Pay Underlying Reference:
Kakaku. com Monthly, Receive Variable (0.474)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	3,591	3	—	3

Morgan Stanley, Pay Underlying Reference:
Kubota Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/19/22	8,544	5	—	5

Morgan Stanley, Pay Underlying Reference:
Kyocera Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/19/22	27,735	2	—	2

Morgan Stanley, Pay Underlying Reference:
Lasertec Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/19/22	10,890	16	—	16

Morgan Stanley, Pay Underlying Reference: NEC
Monthly, Receive Variable (0.474)% (1M JPY
LIBOR + (0.40)%) Monthly, 1/19/22	17,546	(7)	—	(7)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts) )	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Nidec Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/19/22	16,859	(23)	—	(23)

Morgan Stanley, Pay Underlying Reference:
Nihon M&A Center Monthly, Receive Variable
(0.474)% (1M JPY LIBOR + (0.40)%) Monthly,
1/19/22	6,539	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Nitori Holdings Monthly, Receive Variable
(0.474)% (1M JPY LIBOR + (0.40)%) Monthly,
1/19/22	9,040	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference:
Sega Sammy Holdings Monthly, Receive
Variable (0.474)% (1M JPY LIBOR + (0.40)%)
Monthly, 1/19/22	9,925	7	—	7

Morgan Stanley, Pay Underlying Reference: SG
Holdings Monthly, Receive Variable (0.474)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	7,550	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference: SG
Holdings Monthly, Receive Variable (0.474)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/20/22	7,928	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference:
Shimano Monthly, Receive Variable (0.474)%
(1M JPY LIBOR + (0.40)%) Monthly, 1/19/22	12,852	(9)	—	(9)

Morgan Stanley, Pay Underlying Reference:
Shiseido Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/19/22	21,065	27	—	27

Morgan Stanley, Pay Underlying Reference:
SUMCO Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/22	5,386	—	—	—

Morgan Stanley, Pay Underlying Reference:
Sysmex Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/22	3,206	—	—	—

Morgan Stanley, Receive Underlying Reference:
Asahi Group Holdings Monthly, Pay Variable
0.476% (1M JPY LIBOR + 0.55%) Monthly,
1/19/22	8,581	(6)	—	(6)

Morgan Stanley, Receive Underlying Reference:
Asics Monthly, Pay Variable 0.476% (1M JPY
LIBOR + 0.55%) Monthly, 1/19/22	7,131	(4)	—	(4)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Astellas Pharma Monthly, Pay Variable 0.476%
(1M JPY LIBOR + 0.55%) Monthly, 1/19/22	8,446	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
Bridgestone Monthly, Pay Variable 0.476% (1M
JPY LIBOR + 0.55%) Monthly, 1/19/22	30,693	(30)	—	(30)

Morgan Stanley, Receive Underlying Reference:
Denso Monthly, Pay Variable 0.476% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	30,072	(28)	—	(28)

Morgan Stanley, Receive Underlying Reference:
Fancl Monthly, Pay Variable 0.476% (1M JPY
LIBOR + 0.55%) Monthly, 1/19/22	9,353	(6)	—	(6)

Morgan Stanley, Receive Underlying Reference:
Fast Retailing Monthly, Pay Variable 0.476% (1M
JPY LIBOR + 0.55%) Monthly, 1/19/22	11,946	(7)	—	(7)

Morgan Stanley, Receive Underlying Reference:
Hitachi Metals Monthly, Pay Variable 0.476% (1M
JPY LIBOR + 0.55%) Monthly, 1/19/22	8,762	2	—	2

Morgan Stanley, Receive Underlying Reference:
Keyence Monthly, Pay Variable 0.476% (1M JPY
LIBOR + 0.55%) Monthly, 1/19/22	4,585	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Keyence Monthly, Pay Variable 0.476% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	9,170	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Kusuri no Aoki Holdings Monthly, Pay Variable
0.476% (1M JPY LIBOR + 0.55%) Monthly,
1/19/22	16,080	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Nippon Telegraph & Telephone Monthly, Pay
Variable 0.476% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22	33,547	(16)	—	(16)

Morgan Stanley, Receive Underlying Reference:
Nissan Motor Monthly, Pay Variable 0.476% (1M
JPY LIBOR + 0.55%) Monthly, 1/19/22	8,958	(11)	—	(11)

Morgan Stanley, Receive Underlying Reference:
ORIX Monthly, Pay Variable 0.476% (1M JPY
LIBOR + 0.55%) Monthly, 1/20/22	8,977	(11)	—	(11)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Pan Pacific International Holdings Monthly, Pay
Variable 0.476% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22	8,662	—	—	—

Morgan Stanley, Receive Underlying Reference:
Panasonic Monthly, Pay Variable 0.476% (1M
JPY LIBOR + 0.55%) Monthly, 1/20/22	8,003	(8)	—	(8)

Morgan Stanley, Receive Underlying Reference:
Persol Holdings Monthly, Pay Variable 0.476%
(1M JPY LIBOR + 0.55%) Monthly, 1/19/22	2,920	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Recruit Holdings Monthly, Pay Variable 0.476%
(1M JPY LIBOR + 0.55%) Monthly, 1/19/22	10,491	(13)	—	(13)

Morgan Stanley, Receive Underlying Reference:
Seven & i Holdings Monthly, Pay Variable 0.476%
(1M JPY LIBOR + 0.55%) Monthly, 1/19/22	14,200	(13)	—	(13)

Morgan Stanley, Receive Underlying Reference:
SMS Monthly, Pay Variable 0.476% (1M JPY
LIBOR + 0.55%) Monthly, 1/19/22	7,188	6	—	6

Morgan Stanley, Receive Underlying Reference:
SoftBank Group Monthly, Pay Variable 0.476%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	119	8	—	8

Morgan Stanley, Receive Underlying Reference:
SoftBank Group Monthly, Pay Variable 0.479%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	62	2	—	2

Morgan Stanley, Receive Underlying Reference:
SoftBank Monthly, Pay Variable 0.476% (1M JPY
LIBOR + 0.55%) Monthly, 1/19/22	7,730	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Sumitomo Electric Industries Monthly, Pay
Variable 0.476% (1M JPY LIBOR + 0.55%)
Monthly, 1/19/22	8,956	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
Suzuki Motor Monthly, Pay Variable 0.476% (1M
JPY LIBOR + 0.55%) Monthly, 1/20/22	14,220	(16)	—	(16)

Morgan Stanley, Receive Underlying Reference:
Taiyo Yuden Monthly, Pay Variable 0.476% (1M
JPY LIBOR + 0.55%) Monthly, 1/19/22	8,575	(3)	—	(3)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Tokyo Electron Monthly, Pay Variable 0.476%
(1M JPY LIBOR + 0.55%) Monthly, 1/19/22	17,512	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Tokyo Tatemono Monthly, Pay Variable 0.476%
(1M JPY LIBOR + 0.55%) Monthly, 1/19/22	6,354	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Unicharm Monthly, Pay Variable 0.476% (1M JPY
LIBOR + 0.55%) Monthly, 1/19/22	22,588	(2)	—	(2)

UBS Securities, Pay Underlying Reference:
Japan Tobacco Monthly, Receive Variable
(0.474)% (1M JPY LIBOR + (0.40)%) Monthly,
1/19/22	11,155	4	—	4

UBS Securities, Pay Underlying Reference: Kirin
Holdings Monthly, Receive Variable (0.47)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/19/22	21,995	10	—	10

UBS Securities, Pay Underlying Reference:
Kubota Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/19/22	3,385	2	—	2

UBS Securities, Pay Underlying Reference:
Nissan Chemical Monthly, Receive Variable
(0.474)% (1M JPY LIBOR + (0.40)%) Monthly,
1/19/22	15,606	6	—	6

UBS Securities, Pay Underlying Reference:
Nomura Holdings Monthly, Receive Variable
(0.474)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/22	7,544	1	—	1

UBS Securities, Pay Underlying Reference: Ono
Pharmaceutical Monthly, Receive Variable
(0.474)% (1M JPY LIBOR + (0.40)%) Monthly,
1/20/22	25,217	3	—	3

UBS Securities, Pay Underlying Reference:
SUMCO Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/20/22	12,403	—	—	—

UBS Securities, Pay Underlying Reference:
Sumitomo Realty & Development Monthly,
Receive Variable (0.474)% (1M JPY LIBOR +
(0.40)%) Monthly, 1/19/22	8,310	5	—	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

UBS Securities, Pay Underlying Reference:
ZOZO Monthly, Receive Variable (0.474)% (1M
JPY LIBOR + (0.40)%) Monthly, 1/19/22	13,000	(10)	—	(10)

UBS Securities, Receive Underlying Reference:
Heiwa Real Estate Monthly, Pay Variable 0.276%
(1M JPY LIBOR + 0.35%) Monthly, 1/19/22	12,474	(16)	—	(16)

UBS Securities, Receive Underlying Reference:
Mercari Monthly, Pay Variable 0.276% (1M JPY
LIBOR + 0.35%) Monthly, 1/19/22	11,381	5	—	5

UBS Securities, Receive Underlying Reference:
Mitsui Fudosan Monthly, Pay Variable 0.276%
(1M JPY LIBOR + 0.35%) Monthly, 1/19/22	17,766	(22)	—	(22)

UBS Securities, Receive Underlying Reference:
NTT Data Monthly, Pay Variable 0.276% (1M JPY
LIBOR + 0.35%) Monthly, 1/19/22	16,536	(5)	—	(5)

UBS Securities, Receive Underlying Reference:
Persol Holdings Monthly, Pay Variable 0.276%
(1M JPY LIBOR + 0.35%) Monthly, 1/19/22	10,512	(8)	—	(8)

UBS Securities, Receive Underlying Reference:
Recruit Holdings Monthly, Pay Variable 0.276%
(1M JPY LIBOR + 0.35%) Monthly, 1/19/22	2,998	(4)	—	(4)

UBS Securities, Receive Underlying Reference:
Relo Group Monthly, Pay Variable 0.276% (1M
JPY LIBOR + 0.35%) Monthly, 1/19/22	10,984	(11)	—	(11)

UBS Securities, Receive Underlying Reference:
Seven & i Holdings Monthly, Pay Variable 0.276%
(1M JPY LIBOR + 0.35%) Monthly, 1/19/22	5,680	(5)	—	(5)

UBS Securities, Receive Underlying Reference:
Sumitomo Metal Mining Monthly, Pay Variable
0.276% (1M JPY LIBOR + 0.35%) Monthly,
1/19/22	3,678	(2)	—	(2)

UBS Securities, Receive Underlying Reference:
Sumitomo Metal Mining Monthly, Pay Variable
0.276% (1M JPY LIBOR + 0.35%) Monthly,
1/20/22	1,672	(1)	—	(1)

UBS Securities, Receive Underlying Reference:
Tokyo Tatemono Monthly, Pay Variable 0.276%
(1M JPY LIBOR + 0.35%) Monthly, 1/19/22	14,664	(9)	—	(9)

Total Japan			—	(187)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Jersey 0.0%

Citibank, Receive Underlying Reference: boohoo
Group Monthly, Pay Variable 0.415% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	58	16	—	16

Citibank, Receive Underlying Reference: boohoo
Group Monthly, Pay Variable 0.42% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	31	1	—	1

JPMorgan Chase, Receive Underlying
Reference: boohoo Group Monthly, Pay Variable
0.418% (1M GBP LIBOR + 0.35%) Monthly,
1/19/22	64	2	—	2

Morgan Stanley, Pay Underlying Reference:
Experian Monthly, Receive Variable (0.334)%
(1M GBP LIBOR + (0.40)%) Monthly, 1/19/22	64	5	—	5

Morgan Stanley, Pay Underlying Reference:
Ferguson Monthly, Receive Variable (0.334)%
(1M GBP LIBOR + (0.40)%) Monthly, 1/19/22	173	3	—	3

Total Jersey			—	27

Luxembourg (0.0)%

UBS Securities, Receive Underlying Reference:
Samsonite International Monthly, Pay Variable
0.644% (1M HKD HIBOR + 0.35%) Monthly,
1/19/22	474	(1)	—	(1)

Total Luxembourg			—	(1)

Netherlands 0.0%

Citibank, Pay Underlying Reference: Wolters
Kluwer Monthly, Receive Variable (0.863)% (1M
EURIBOR + (0.35)%) Monthly, 1/19/22	26	1	—	1

Citibank, Receive Underlying Reference: Adyen
Monthly, Pay Variable (0.163)% (1M EURIBOR +
0.35%) Monthly, 1/19/22	109	3	—	3

Citibank, Receive Underlying Reference: Akzo
Nobel Monthly, Pay Variable (0.163)% (1M
EURIBOR + 0.35%) Monthly, 1/19/22	178	(10)	—	(10)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Receive Underlying Reference:
QIAGEN Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	254	17	—	17

JPMorgan Chase, Pay Underlying Reference:
Wright Medical Group Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	168	—	—	—

JPMorgan Chase, Receive Underlying
Reference: ING Groep Monthly, Pay Variable
(0.163)% (1M EURIBOR + 0.35%) Monthly,
1/19/22	180	(23)	—	(23)

Morgan Stanley, Pay Underlying Reference: Just
Eat Takeaway.com Monthly, Receive Variable
(0.334)% (1M GBP LIBOR + (0.40)%) Monthly,
1/19/22	183	4	—	4

Morgan Stanley, Pay Underlying Reference:
Wolters Kluwer Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/19/22	220	13	—	13

Morgan Stanley, Receive Underlying Reference:
Euronext Monthly, Pay Variable 0.037% (1M
EURIBOR + 0.55%) Monthly, 1/19/22	99	7	—	7

Morgan Stanley, Receive Underlying Reference:
Fiat Chrysler Automobiles Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	209	(6)	—	(6)

Total Netherlands			—	6

Norway 0.0%

Citibank, Pay Underlying Reference: Telenor
Monthly, Receive Variable (0.17)% (1M NOK
NIBOR + (0.35)%) Monthly, 1/19/22	1,015	8	—	8

Citibank, Pay Underlying Reference: Telenor
Monthly, Receive Variable (0.17)% (1M NOK
NIBOR + (0.35)%) Monthly, 1/20/22	223	2	—	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Telenor Monthly, Receive Variable (0.22)% (1M
NOK NIBOR + (0.40)%) Monthly, 1/19/22	410	3	—	3

Total Norway			—	13

Portugal (0.0)%

Morgan Stanley, Receive Underlying Reference:
Galp Energia Monthly, Pay Variable 0.037% (1M
EURIBOR + 0.55%) Monthly, 1/19/22	58	(10)	—	(10)

Morgan Stanley, Receive Underlying Reference:
Galp Energia Monthly, Pay Variable 0.037% (1M
EURIBOR + 0.55%) Monthly, 1/20/22	58	(10)	—	(10)

Total Portugal			—	(20)

Russia 0.0%

Morgan Stanley, Receive Underlying Reference:
Sberbank of Russia Monthly, Pay Variable
0.729% (1M USD LIBOR + 0.55%) Monthly,
1/20/22	24	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Sberbank of Russia Monthly, Pay Variable
0.731% (1M USD LIBOR + 0.55%) Monthly,
1/20/22	106	1	—	1

Total Russia			—	—

South Africa (0.0)%

Goldman Sachs, Pay Underlying Reference:
Capitec Bank Holdings Monthly, Receive
Variable 2.958% (1M ZAR JIBOR + (0.75)%)
Monthly, 1/20/22	749	(1)	—	(1)

Goldman Sachs, Pay Underlying Reference: PSG
Konsult Monthly, Receive Variable 2.958% (1M
ZAR JIBOR + (0.75)%) Monthly, 1/20/22	143	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Receive Underlying Reference:
PSG Group Monthly, Pay Variable 4.458% (1M
ZAR JIBOR + 0.75%) Monthly, 1/20/22	865	(2)	—	(2)

Total South Africa			—	(3)

South Korea 0.0%

UBS Securities, Receive Underlying Reference:
Samsung Electronics Monthly, Pay Variable
0.681% (1M USD LIBOR + 0.50%) Monthly,
1/20/22	142	10	—	10

Total South Korea			—	10

Spain 0.0%

Citibank, Pay Underlying Reference: Banco
Santander Monthly, Receive Variable (0.863)%
(1M EURIBOR + (0.35)%) Monthly, 1/19/22	205	48	—	48

Morgan Stanley, Pay Underlying Reference:
Banco Santander Monthly, Receive Variable
(0.913)% (1M EURIBOR + (0.40)%) Monthly,
1/19/22	28	7	—	7

Morgan Stanley, Receive Underlying Reference:
Amadeus IT Group Monthly, Pay Variable
0.037% (1M EURIBOR + 0.55%) Monthly,
1/19/22	82	(14)	—	(14)

Morgan Stanley, Receive Underlying Reference:
Telefonica Monthly, Pay Variable 0.044% (1M
EURIBOR + 0.55%) Monthly, 1/20/22	—	2	—	2

UBS Securities, Receive Underlying Reference:
Telefonica Monthly, Pay Variable (0.163)% (1M
EURIBOR + 0.35%) Monthly, 1/20/22	68	(11)	—	(11)

Total Spain			—	32

Sweden (0.0)%

Citibank, Receive Underlying Reference: Assa
Abloy, Class B Monthly, Pay Variable 0.30% (1M
SEK STIBOR + 0.35%) Monthly, 1/19/22	576	(5)	—	(5)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Receive Underlying Reference:
Atlas, B Shares Monthly, Pay Variable 0.35% (1M
SEK STIBOR + 0.40%) Monthly, 1/19/22	1,871	(23)	—	(23)

Goldman Sachs, Receive Underlying Reference:
Hexagon, B Shares Monthly, Pay Variable 0.35%
(1M SEK STIBOR + 0.40%) Monthly, 1/19/22	408	(1)	—	(1)

Goldman Sachs, Receive Underlying Reference:
Hexagon, B Shares Monthly, Pay Variable 0.35%
(1M SEK STIBOR + 0.40%) Monthly, 1/20/22	1,107	(2)	—	(2)

JPMorgan Chase, Receive Underlying
Reference: Swedbank, A Shares Monthly, Pay
Variable 0.35% (1M SEK STIBOR + 0.40%)
Monthly, 1/19/22	1,023	3	—	3

Morgan Stanley, Receive Underlying Reference:
Trelleborg, B Shares Monthly, Pay Variable
0.50% (1M SEK STIBOR + 0.55%) Monthly,
1/19/22	1,189	(9)	—	(9)

UBS Securities, Pay Underlying Reference: SKF,
B Shares Monthly, Receive Variable (0.45)% (1M
SEK STIBOR + (0.40)%) Monthly, 1/19/22	806	15	—	15

UBS Securities, Receive Underlying Reference:
Boliden Monthly, Pay Variable 0.30% (1M SEK
STIBOR + 0.35%) Monthly, 1/19/22	1,789	—	—	—

Total Sweden			—	(22)

Switzerland (0.1)%

Citibank, Pay Underlying Reference: Credit
Suisse Group Monthly, Receive Variable
(1.126)% (1M CHF LIBOR + (0.35)%) Monthly,
1/20/22	47	2	—	2

Citibank, Pay Underlying Reference: Geberit
Monthly, Receive Variable (1.126)% (1M CHF
LIBOR + (0.35)%) Monthly, 1/19/22	178	(7)	—	(7)

Citibank, Pay Underlying Reference: SGS
Monthly, Receive Variable (1.126)% (1M CHF
LIBOR + (0.35)%) Monthly, 1/20/22	208	2	—	2

Citibank, Pay Underlying Reference: Straumann
Holding Monthly, Receive Variable (1.126)% (1M
CHF LIBOR + (0.35)%) Monthly, 1/19/22	176	2	—	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Pay Underlying Reference: Swiss
Monthly, Receive Variable (1.126)% (1M CHF
LIBOR + (0.35)%) Monthly, 1/19/22	77	5	—	5

Citibank, Receive Underlying Reference: Cie
Financiere Richemont Monthly, Pay Variable
(0.426)% (1M CHF LIBOR + 0.35%) Monthly,
1/20/22	28	(4)	—	(4)

Citibank, Receive Underlying Reference:
Partners Group Holding Monthly, Pay Variable
(0.434)% (1M CHF LIBOR + 0.35%) Monthly,
1/19/22	30	—	—	—

Citibank, Receive Underlying Reference:
Partners Group Holding Monthly, Pay Variable
(0.426)% (1M CHF LIBOR + 0.35%) Monthly,
1/19/22	214	(2)	—	(2)

Goldman Sachs, Receive Underlying Reference:
TE Connectivity Monthly, Pay Variable 0.581%
(1M USD LIBOR + 0.40%) Monthly, 1/20/22	252	11	—	11

Morgan Stanley, Pay Underlying Reference:
Credit Suisse Group Monthly, Receive Variable
(1.176)% (1M CHF LIBOR + (0.40)%) Monthly,
1/19/22	41	2	—	2

Morgan Stanley, Pay Underlying Reference:
Geberit Monthly, Receive Variable (1.176)% (1M
CHF LIBOR + (0.40)%) Monthly, 1/19/22	87	(3)	—	(3)

Morgan Stanley, Pay Underlying Reference:
Swiss Monthly, Receive Variable (1.176)% (1M
CHF LIBOR + (0.40)%) Monthly, 1/19/22	34	2	—	2

Morgan Stanley, Pay Underlying Reference: UBS
Group Monthly, Receive Variable (1.176)% (1M
CHF LIBOR + (0.40)%) Monthly, 1/19/22	235	16	—	16

Morgan Stanley, Receive Underlying Reference:
Alcon Monthly, Pay Variable (0.226)% (1M CHF
LIBOR + 0.55%) Monthly, 1/20/22	117	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Cie Financiere Richemont Monthly, Pay Variable
(0.226)% (1M CHF LIBOR + 0.55%) Monthly,
1/19/22	29	(4)	—	(4)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Cie Financiere Richemont Monthly, Pay Variable
(0.226)% (1M CHF LIBOR + 0.55%) Monthly,
1/20/22	76	(10)	—	(10)

Morgan Stanley, Receive Underlying Reference:
Nestle Monthly, Pay Variable (0.226)% (1M CHF
LIBOR + 0.55%) Monthly, 1/19/22	146	(1)	—	(1)

UBS Securities, Receive Underlying Reference:
Julius Baer Group Monthly, Pay Variable
(0.426)% (1M CHF LIBOR + 0.35%) Monthly,
1/19/22	116	(6)	—	(6)

UBS Securities, Receive Underlying Reference:
Novartis Monthly, Pay Variable (0.426)% (1M
CHF LIBOR + 0.35%) Monthly, 1/19/22	180	(18)	—	(18)

UBS Securities, Receive Underlying Reference:
Zurich Insurance Group Monthly, Pay Variable
(0.426)% (1M CHF LIBOR + 0.35%) Monthly,
1/19/22	289	(12)	—	(12)

Total Switzerland			—	(28)

United Kingdom 0.0%

Citibank, Pay Underlying Reference: Aviva
Monthly, Receive Variable (0.284)% (1M GBP
LIBOR + (0.35)%) Monthly, 1/19/22	84	11	—	11

Citibank, Pay Underlying Reference: Compass
Group Monthly, Receive Variable (0.35)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/19/22	64	2	—	2

Citibank, Pay Underlying Reference: Compass
Group Monthly, Receive Variable (0.284)% (1M
GBP LIBOR + (0.35)%) Monthly, 1/19/22	93	14	—	14

Citibank, Pay Underlying Reference: HSBC
Holdings Monthly, Receive Variable (0.284)%
(1M GBP LIBOR + (0.35)%) Monthly, 1/19/22	123	18	—	18

Citibank, Pay Underlying Reference: Prudential
Monthly, Receive Variable (0.284)% (1M GBP
LIBOR + (0.35)%) Monthly, 1/19/22	14	2	—	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Pay Underlying Reference: Standard
Life Aberdeen Monthly, Receive Variable
(0.284)% (1M GBP LIBOR + (0.35)%) Monthly,
1/20/22	56	5	—	5

Citibank, Receive Underlying Reference: IMI
Monthly, Pay Variable 0.416% (1M GBP LIBOR +
0.35%) Monthly, 1/19/22	117	9	—	9

Citibank, Receive Underlying Reference:
InterContinental Hotels Group Monthly, Pay
Variable 0.416% (1M GBP LIBOR + 0.35%)
Monthly, 1/19/22	91	(13)	—	(13)

Citibank, Receive Underlying Reference: London
Stock Exchange Group Monthly, Pay Variable
0.416% (1M GBP LIBOR + 0.35%) Monthly,
1/19/22	161	5	—	5

Goldman Sachs, Receive Underlying Reference:
Informa Monthly, Pay Variable 0.466% (1M GBP
LIBOR + 0.40%) Monthly, 1/19/22	79	(15)	—	(15)

Morgan Stanley, Pay Underlying Reference:
Intertek Group Monthly, Receive Variable
(0.334)% (1M GBP LIBOR + (0.40)%) Monthly,
1/19/22	166	7	—	7

Morgan Stanley, Pay Underlying Reference:
Prudential Monthly, Receive Variable (0.334)%
(1M GBP LIBOR + (0.40)%) Monthly, 1/19/22	74	12	—	12

Morgan Stanley, Pay Underlying Reference:
Standard Life Aberdeen Monthly, Receive
Variable (0.334)% (1M GBP LIBOR + (0.40)%)
Monthly, 1/19/22	35	3	—	3

Morgan Stanley, Pay Underlying Reference:
Standard Life Aberdeen Monthly, Receive
Variable (0.334)% (1M GBP LIBOR + (0.40)%)
Monthly, 1/20/22	73	6	—	6

Morgan Stanley, Receive Underlying Reference:
Bunzl Monthly, Pay Variable 0.616% (1M GBP
LIBOR + 0.55%) Monthly, 1/19/22	93	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Derwent London Monthly, Pay Variable 0.616%
(1M GBP LIBOR + 0.55%) Monthly, 1/19/22	70	(1)	—	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
LivaNova Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	87	(14)	—	(14)

Morgan Stanley, Receive Underlying Reference:
London Stock Exchange Group Monthly, Pay
Variable 0.616% (1M GBP LIBOR + 0.55%)
Monthly, 1/19/22	100	2	—	2

Morgan Stanley, Receive Underlying Reference:
Network International Holdings Monthly, Pay
Variable 0.616% (1M GBP LIBOR + 0.55%)
Monthly, 1/19/22	46	(7)	—	(7)

Morgan Stanley, Receive Underlying Reference:
Network International Holdings Monthly, Pay
Variable 0.616% (1M GBP LIBOR + 0.55%)
Monthly, 1/20/22	32	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Polypipe Group Monthly, Pay Variable 0.616%
(1M GBP LIBOR + 0.55%) Monthly, 1/19/22	61	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Segro Monthly, Pay Variable 0.616% (1M GBP
LIBOR + 0.55%) Monthly, 1/19/22	174	7	—	7

UBS Securities, Receive Underlying Reference:
ASOS Monthly, Pay Variable 0.416% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	140	(7)	—	(7)

UBS Securities, Receive Underlying Reference:
Howden Joinery Group Monthly, Pay Variable
0.415% (1M GBP LIBOR + 0.35%) Monthly,
1/19/22	93	(7)	—	(7)

UBS Securities, Receive Underlying Reference:
Imperial Brands Monthly, Pay Variable 0.415%
(1M GBP LIBOR + 0.35%) Monthly, 1/19/22	62	(8)	—	(8)

UBS Securities, Receive Underlying Reference:
RELX Monthly, Pay Variable 0.416% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	61	(8)	—	(8)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

UBS Securities, Receive Underlying Reference:
Trainline Monthly, Pay Variable 0.416% (1M GBP
LIBOR + 0.35%) Monthly, 1/19/22	100	(8)	—	(8)

Total United Kingdom			—	4

United States 0.4%

Bank of America, Pay Underlying Reference:
Apartment Investment and Management, Class A
Monthly, Receive Variable (0.219)% (1M USD
LIBOR + (0.40)%) Monthly, 1/20/22	58	(1)	—	(1)

Bank of America, Pay Underlying Reference:
Duke Energy Monthly, Receive Variable (0.219)%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	92	(5)	—	(5)

Bank of America, Pay Underlying Reference:
FMC Monthly, Receive Variable (0.219)% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	119	2	—	2

Bank of America, Pay Underlying Reference:
UDR Monthly, Receive Variable (0.219)% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	75	2	—	2

Bank of America, Pay Underlying Reference:
ViaSat Monthly, Receive Variable (0.688)% (1M
USD LIBOR + (0.869)%) Monthly, 1/20/22	38	—	—	—

Bank of America, Pay Underlying Reference:
ViaSat Monthly, Receive Variable (0.219)% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	43	—	—	—

Bank of America, Receive Underlying Reference:
Avery Dennison Monthly, Pay Variable 0.581%
(1M USD LIBOR + 0.40%) Monthly, 1/20/22	137	(7)	—	(7)

Bank of America, Receive Underlying Reference:
Cognizant Technology Solutions, Class A
Monthly, Pay Variable 0.581% (1M USD LIBOR +
0.40%) Monthly, 1/20/22	132	19	—	19

Bank of America, Receive Underlying Reference:
United Parcel Service, Class B Monthly, Pay
Variable 0.581% (1M USD LIBOR + 0.40%)
Monthly, 1/20/22	158	31	—	31

Citibank, Pay Underlying Reference: BlackRock
Monthly, Receive Variable (0.119)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22	251	(2)	—	(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, Pay Underlying Reference: Franklin
Electric Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	32	(1)	—	(1)

Citibank, Pay Underlying Reference: IQVIA
Holdings Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	140	(6)	—	(6)

Citibank, Receive Underlying Reference: NextEra
Energy Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	233	19	—	19

Citibank, Receive Underlying Reference: RPM
International Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	120	7	—	7

Citibank, Receive Underlying Reference: Stanley
Black & Decker Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	145	2	—	2

Citibank, Receive Underlying Reference: Stanley
Black & Decker Monthly, Pay Variable 0.581%
(1M USD LIBOR + 0.40%) Monthly, 1/20/22	65	1	—	1

Citibank, Receive Underlying Reference:
VeriSign Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	132	8	—	8

Goldman Sachs, Pay Underlying Reference:
Acacia Monthly, Receive Variable (0.219)% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	34	—	—	—

Goldman Sachs, Pay Underlying Reference:
American Express Monthly, Receive Variable
(0.219)% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	46	2	—	2

Goldman Sachs, Pay Underlying Reference:
Charles Schwab Monthly, Receive Variable
(0.219)% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	64	4	—	4

Goldman Sachs, Pay Underlying Reference:
Citigroup Monthly, Receive Variable (0.219)%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	36	1	—	1

Goldman Sachs, Pay Underlying Reference:
Citizens Financial Group Monthly, Receive
Variable (0.219)% (1M USD LIBOR + (0.40)%)
Monthly, 1/20/22	27	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Pay Underlying Reference:
Digital Realty Trust Monthly, Receive Variable
(0.224)% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	78	(9)	—	(9)

Goldman Sachs, Pay Underlying Reference: DTE
Energy Monthly, Receive Variable (0.219)% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	82	(5)	—	(5)

Goldman Sachs, Pay Underlying Reference:
Exxon Mobil Monthly, Receive Variable (0.219)%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	49	3	—	3

Goldman Sachs, Pay Underlying Reference: Ford
Motor Monthly, Receive Variable (0.219)% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	195	4	—	4

Goldman Sachs, Pay Underlying Reference:
HollyFrontier Monthly, Receive Variable (0.219)%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	73	3	—	3

Goldman Sachs, Pay Underlying Reference:
Hormel Foods Monthly, Receive Variable
(0.219)% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	69	(3)	—	(3)

Goldman Sachs, Pay Underlying Reference: Intel
Monthly, Receive Variable (0.219)% (1M USD
LIBOR + (0.40)%) Monthly, 1/20/22	118	23	—	23

Goldman Sachs, Pay Underlying Reference:
Interpublic Group Monthly, Receive Variable
(0.219)% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	15	—	—	—

Goldman Sachs, Pay Underlying Reference:
Kellogg Monthly, Receive Variable (0.219)% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	91	(1)	—	(1)

Goldman Sachs, Pay Underlying Reference: Kraft
Heinz Monthly, Receive Variable (0.219)% (1M
USD LIBOR + (0.40)%) Monthly, 1/20/22	17	(1)	—	(1)

Goldman Sachs, Pay Underlying Reference:
Morgan Stanley Monthly, Receive Variable
(0.219)% (1M USD LIBOR + (0.40)%) Monthly,
1/20/22	323	12	—	12

Goldman Sachs, Pay Underlying Reference:
Starbucks Monthly, Receive Variable (0.219)%
(1M USD LIBOR + (0.40)%) Monthly, 1/20/22	153	(2)	—	(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Pay Underlying Reference:
Walgreens Boots Alliance Monthly, Receive
Variable (0.219)% (1M USD LIBOR + (0.40)%)
Monthly, 1/20/22	28	—	—	—

Goldman Sachs, Pay Underlying Reference:
Zimmer Biomet Holdings Monthly, Receive
Variable (0.219)% (1M USD LIBOR + (0.40)%)
Monthly, 1/20/22	83	(2)	—	(2)

Goldman Sachs, Receive Underlying Reference:
Bank of America Monthly, Pay Variable 0.581%
(1M USD LIBOR + 0.40%) Monthly, 1/20/22	281	3	—	3

Goldman Sachs, Receive Underlying Reference:
Cummins Monthly, Pay Variable 0.581% (1M
USD LIBOR + 0.40%) Monthly, 1/20/22	244	15	—	15

Goldman Sachs, Receive Underlying Reference:
Dollar Tree Monthly, Pay Variable 0.581% (1M
USD LIBOR + 0.40%) Monthly, 1/20/22	100	(3)	—	(3)

Goldman Sachs, Receive Underlying Reference:
E*TRADE Financial Monthly, Pay Variable
0.581% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	318	(13)	—	(13)

Goldman Sachs, Receive Underlying Reference:
Encore Capital Group Monthly, Pay Variable
0.581% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	173	5	—	5

Goldman Sachs, Receive Underlying Reference:
Fortive Monthly, Pay Variable 0.581% (1M USD
LIBOR + 0.40%) Monthly, 1/20/22	87	(2)	—	(2)

Goldman Sachs, Receive Underlying Reference:
International Paper Monthly, Pay Variable
0.581% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	117	(5)	—	(5)

Goldman Sachs, Receive Underlying Reference:
Intuit Monthly, Pay Variable 0.581% (1M USD
LIBOR + 0.40%) Monthly, 1/20/22	220	13	—	13

Goldman Sachs, Receive Underlying Reference:
McDonald's Monthly, Pay Variable 0.581% (1M
USD LIBOR + 0.40%) Monthly, 1/20/22	200	3	—	3

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Goldman Sachs, Receive Underlying Reference:
Otis Worldwide Monthly, Pay Variable 0.556%
(1M USD LIBOR + 0.40%) Monthly, 1/20/22	104	(3)	—	(3)

Goldman Sachs, Receive Underlying Reference:
Packaging Monthly, Pay Variable 0.581% (1M
USD LIBOR + 0.40%) Monthly, 1/20/22	108	(7)	—	(7)

Goldman Sachs, Receive Underlying Reference:
United Rentals Monthly, Pay Variable 0.581%
(1M USD LIBOR + 0.40%) Monthly, 1/20/22	85	(3)	—	(3)

Goldman Sachs, Receive Underlying Reference:
WESCO International Monthly, Pay Variable
0.581% (1M USD LIBOR + 0.40%) Monthly,
1/20/22	11	—	—	—

JPMorgan Chase, Pay Underlying Reference:
AmerisourceBergen Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	146	3	—	3

JPMorgan Chase, Pay Underlying Reference: CH
Robinson Worldwide Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	102	(11)	—	(11)

JPMorgan Chase, Pay Underlying Reference:
Citigroup Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	70	2	—	2

JPMorgan Chase, Pay Underlying Reference:
Citizens Financial Group Monthly, Receive
Variable (0.119)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	72	1	—	1

JPMorgan Chase, Pay Underlying Reference:
DTE Energy Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	112	(7)	—	(7)

JPMorgan Chase, Pay Underlying Reference:
Ecolab Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	87	9	—	9

JPMorgan Chase, Pay Underlying Reference:
Expeditors International of Washington Monthly,
Receive Variable (0.119)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22	231	(14)	—	(14)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

JPMorgan Chase, Pay Underlying Reference:
General Motors Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	63	5	—	5

JPMorgan Chase, Pay Underlying Reference:
Hershey Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	108	(11)	—	(11)

JPMorgan Chase, Pay Underlying Reference:
Hewlett Packard Enterprise Monthly, Receive
Variable (0.119)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	135	(3)	—	(3)

JPMorgan Chase, Pay Underlying Reference:
Intel Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	177	33	—	33

JPMorgan Chase, Pay Underlying Reference:
International Business Machines Monthly,
Receive Variable (0.119)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22	41	—	—	—

JPMorgan Chase, Pay Underlying Reference: L
Brands Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	73	(25)	—	(25)

JPMorgan Chase, Pay Underlying Reference:
Lowe's Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	219	(13)	—	(13)

JPMorgan Chase, Pay Underlying Reference:
Oracle Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	212	4	—	4

JPMorgan Chase, Pay Underlying Reference:
Republic Services Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	149	(5)	—	(5)

JPMorgan Chase, Pay Underlying Reference:
Twitter Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	107	(2)	—	(2)

JPMorgan Chase, Pay Underlying Reference:
Verizon Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	78	(5)	—	(5)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

JPMorgan Chase, Receive Underlying
Reference: Carvana Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	219	29	—	29

JPMorgan Chase, Receive Underlying
Reference: Comcast, Class A Monthly, Pay
Variable 0.481% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	71	1	—	1

JPMorgan Chase, Receive Underlying
Reference: CVS Health Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	64	(1)	—	(1)

JPMorgan Chase, Receive Underlying
Reference: Entergy Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	136	13	—	13

JPMorgan Chase, Receive Underlying
Reference: Juniper Networks Monthly, Pay
Variable 0.481% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	138	13	—	13

JPMorgan Chase, Receive Underlying
Reference: Kimberly-Clark Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	80	5	—	5

JPMorgan Chase, Receive Underlying
Reference: McKesson Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	78	(2)	—	(2)

JPMorgan Chase, Receive Underlying
Reference: Netflix Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	80	(5)	—	(5)

JPMorgan Chase, Receive Underlying
Reference: Philip Morris International Monthly,
Pay Variable 0.514% (1M USD LIBOR + 0.33%)
Monthly, 1/20/22	83	2	—	2

JPMorgan Chase, Receive Underlying
Reference: Wells Fargo Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	227	(10)	—	(10)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
ABIOMED Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	109	(9)	—	(9)

Morgan Stanley, Pay Underlying Reference:
Acacia Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	102	—	—	—

Morgan Stanley, Pay Underlying Reference:
Activision Blizzard Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	117	(5)	—	(5)

Morgan Stanley, Pay Underlying Reference:
Adobe Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	110	(3)	—	(3)

Morgan Stanley, Pay Underlying Reference:
Albemarle Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	342	17	—	17

Morgan Stanley, Pay Underlying Reference: AMC
Networks, Class A Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	197	18	—	18

Morgan Stanley, Pay Underlying Reference:
American Express Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	169	6	—	6

Morgan Stanley, Pay Underlying Reference:
AMETEK Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	95	—	—	—

Morgan Stanley, Pay Underlying Reference:
Analog Devices Monthly, Receive Variable
(0.144)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	127	1	—	1

Morgan Stanley, Pay Underlying Reference:
Analog Devices Monthly, Receive Variable
(0.134)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	50	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Analog Devices Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	78	2	—	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
AT&T Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	162	—	—	—

Morgan Stanley, Pay Underlying Reference:
Avaya Holdings Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	221	(14)	—	(14)

Morgan Stanley, Pay Underlying Reference:
Bristol-Myers Squibb Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	225	1	—	1

Morgan Stanley, Pay Underlying Reference:
Cabot Oil & Gas Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	96	(5)	—	(5)

Morgan Stanley, Pay Underlying Reference:
Caterpillar Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	353	11	—	11

Morgan Stanley, Pay Underlying Reference:
Charles Schwab Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	416	29	—	29

Morgan Stanley, Pay Underlying Reference:
Corning Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	84	(9)	—	(9)

Morgan Stanley, Pay Underlying Reference:
Deere Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	154	(4)	—	(4)

Morgan Stanley, Pay Underlying Reference:
Discovery, Class A Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	183	6	—	6

Morgan Stanley, Pay Underlying Reference:
Donaldson Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	86	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference: Dow
Monthly, Receive Variable (0.119)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22	143	7	—	7

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference: DTE
Energy Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	43	(3)	—	(3)

Morgan Stanley, Pay Underlying Reference:
Eastman Chemical Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	203	1	—	1

Morgan Stanley, Pay Underlying Reference:
EchoStar, Class A Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	79	(3)	—	(3)

Morgan Stanley, Pay Underlying Reference:
Ecolab Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	148	15	—	15

Morgan Stanley, Pay Underlying Reference:
Emerson Electric Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	240	6	—	6

Morgan Stanley, Pay Underlying Reference:
Eversource Energy Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	108	(6)	—	(6)

Morgan Stanley, Pay Underlying Reference:
Exxon Mobil Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	256	14	—	14

Morgan Stanley, Pay Underlying Reference: FLIR
Systems Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	111	2	—	2

Morgan Stanley, Pay Underlying Reference: Ford
Motor Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	43	1	—	1

Morgan Stanley, Pay Underlying Reference:
Fortune Brands Home & Security Monthly,
Receive Variable (0.119)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22	94	(11)	—	(11)

Morgan Stanley, Pay Underlying Reference:
Franklin Electric Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	53	(1)	—	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Gartner Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	124	2	—	2

Morgan Stanley, Pay Underlying Reference:
General Motors Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	198	14	—	14

Morgan Stanley, Pay Underlying Reference:
Hewlett Packard Enterprise Monthly, Receive
Variable (0.119)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	63	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
HollyFrontier Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	42	2	—	2

Morgan Stanley, Pay Underlying Reference: HP
Monthly, Receive Variable (0.119)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22	230	3	—	3

Morgan Stanley, Pay Underlying Reference: Intel
Monthly, Receive Variable (0.119)% (1M USD
LIBOR + (0.30)%) Monthly, 1/20/22	89	17	—	17

Morgan Stanley, Pay Underlying Reference:
International Business Machines Monthly,
Receive Variable (0.119)% (1M USD LIBOR +
(0.30)%) Monthly, 1/20/22	363	—	—	—

Morgan Stanley, Pay Underlying Reference:
Interpublic Group Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	270	—	—	—

Morgan Stanley, Pay Underlying Reference:
Invesco QQQ Trust, Series 1 Monthly, Receive
Variable (0.119)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	2,023	(39)	—	(39)

Morgan Stanley, Pay Underlying Reference:
iShares Russell 2000 ETF Monthly, Receive
Variable (0.919)% (1M USD LIBOR + (1.10)%)
Monthly, 1/20/22	294	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Johnson & Johnson Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	114	2	—	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Juniper Networks Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	102	(10)	—	(10)

Morgan Stanley, Pay Underlying Reference:
Kimco Realty Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	67	5	—	5

Morgan Stanley, Pay Underlying Reference: Kraft
Heinz Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	56	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference: L
Brands Monthly, Receive Variable (0.144)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	62	1	—	1

Morgan Stanley, Pay Underlying Reference:
Livent Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	141	7	—	7

Morgan Stanley, Pay Underlying Reference:
Martin Marietta Materials Monthly, Receive
Variable (0.119)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	78	5	—	5

Morgan Stanley, Pay Underlying Reference:
McCormick Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	103	(3)	—	(3)

Morgan Stanley, Pay Underlying Reference: Mid-
America Apartment Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	85	(5)	—	(5)

Morgan Stanley, Pay Underlying Reference:
Mohawk Industries Monthly, Receive Variable
(0.12)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	31	—	—	—

Morgan Stanley, Pay Underlying Reference:
Mohawk Industries Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	44	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference:
MSCI Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	175	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Newmont Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	87	(10)	—	(10)

Morgan Stanley, Pay Underlying Reference:
Paychex Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	267	4	—	4

Morgan Stanley, Pay Underlying Reference:
Planet Fitness, Class A Monthly, Receive
Variable (0.119)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	150	20	—	20

Morgan Stanley, Pay Underlying Reference:
Prospect Capital Monthly, Receive Variable
(9.669)% (1M USD LIBOR + (9.85)%) Monthly,
1/20/22	85	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference: PTC
Therapeutics Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	128	21	—	21

Morgan Stanley, Pay Underlying Reference:
ResMed Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	146	(4)	—	(4)

Morgan Stanley, Pay Underlying Reference:
Robert Half International Monthly, Receive
Variable (0.119)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	119	7	—	7

Morgan Stanley, Pay Underlying Reference:
SPDR S&P 500 ETF Trust Monthly, Receive
Variable (0.119)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	10,220	(147)	—	(147)

Morgan Stanley, Pay Underlying Reference:
Starbucks Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	40	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Synchrony Financial Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	68	4	—	4

Morgan Stanley, Pay Underlying Reference:
Teradyne Monthly, Receive Variable (0.119)%
(1M USD LIBOR + (0.30)%) Monthly, 1/20/22	160	(5)	—	(5)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference: US
Bancorp Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	281	6	—	6

Morgan Stanley, Pay Underlying Reference:
Valero Energy Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	79	1	—	1

Morgan Stanley, Pay Underlying Reference:
VanEck Vectors Semiconductor ETF Monthly,
Receive Variable (0.969)% (1M USD LIBOR +
(1.15)%) Monthly, 1/20/22	168	(7)	—	(7)

Morgan Stanley, Pay Underlying Reference:
Varian Medical Systems Monthly, Receive
Variable (0.119)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	67	(9)	—	(9)

Morgan Stanley, Pay Underlying Reference:
Ventas Monthly, Receive Variable (0.128)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	44	(2)	—	(2)

Morgan Stanley, Pay Underlying Reference:
Ventas Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	78	(5)	—	(5)

Morgan Stanley, Pay Underlying Reference:
Verizon Monthly, Receive Variable (0.124)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	50	(1)	—	(1)

Morgan Stanley, Pay Underlying Reference:
Verizon Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	94	(5)	—	(5)

Morgan Stanley, Pay Underlying Reference:
ViacomCBS, Class B Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	185	(8)	—	(8)

Morgan Stanley, Pay Underlying Reference:
ViaSat Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	54	—	—	—

Morgan Stanley, Pay Underlying Reference:
VMware, Class A Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	254	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Pay Underlying Reference:
Vulcan Materials Monthly, Receive Variable
(0.119)% (1M USD LIBOR + (0.30)%) Monthly,
1/20/22	78	4	—	4

Morgan Stanley, Pay Underlying Reference:
Walgreens Boots Alliance Monthly, Receive
Variable (0.119)% (1M USD LIBOR + (0.30)%)
Monthly, 1/20/22	48	—	—	—

Morgan Stanley, Pay Underlying Reference:
Xylem Monthly, Receive Variable (0.119)% (1M
USD LIBOR + (0.30)%) Monthly, 1/20/22	111	3	—	3

Morgan Stanley, Receive Underlying Reference:
Aimmune Therapeutics Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	151	(32)	—	(32)

Morgan Stanley, Receive Underlying Reference:
Alexion Pharmaceuticals Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	167	(13)	—	(13)

Morgan Stanley, Receive Underlying Reference:
Alphabet, Class A Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	273	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
Altaba Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	157	13	—	13

Morgan Stanley, Receive Underlying Reference:
Altria Group Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	78	—	—	—

Morgan Stanley, Receive Underlying Reference:
Amazon. com Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	300	15	—	15

Morgan Stanley, Receive Underlying Reference:
Ameren Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	404	23	—	23

Morgan Stanley, Receive Underlying Reference:
America's Car-Mart Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	188	2	—	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
American Electric Power Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	113	4	—	4

Morgan Stanley, Receive Underlying Reference:
Amphenol, Class A Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	160	9	—	9

Morgan Stanley, Receive Underlying Reference:
Apple Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	81	7	—	7

Morgan Stanley, Receive Underlying Reference:
Applied Materials Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	136	5	—	5

Morgan Stanley, Receive Underlying Reference:
Atmos Energy Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	125	7	—	7

Morgan Stanley, Receive Underlying Reference:
Avalara Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	126	9	—	9

Morgan Stanley, Receive Underlying Reference:
Becton Dickinson & Company Monthly, Pay
Variable 0.481% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	167	11	—	11

Morgan Stanley, Receive Underlying Reference:
Camden Property Trust Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	146	—	—	—

Morgan Stanley, Receive Underlying Reference:
Capital One Financial Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	168	—	—	—

Morgan Stanley, Receive Underlying Reference:
CarMax Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	99	2	—	2

Morgan Stanley, Receive Underlying Reference:
Celanese Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	268	17	—	17

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Ceridian HCM Holding Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	276	(11)	—	(11)

Morgan Stanley, Receive Underlying Reference:
CF Industries Holdings Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	92	2	—	2

Morgan Stanley, Receive Underlying Reference:
Chipotle Mexican Grill Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	84	2	—	2

Morgan Stanley, Receive Underlying Reference:
Concho Resources Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	104	1	—	1

Morgan Stanley, Receive Underlying Reference:
Credit Acceptance Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	79	3	—	3

Morgan Stanley, Receive Underlying Reference:
Cummins Monthly, Pay Variable 0.479% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	28	1	—	1

Morgan Stanley, Receive Underlying Reference:
Cummins Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	137	8	—	8

Morgan Stanley, Receive Underlying Reference:
Danaher Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	78	6	—	6

Morgan Stanley, Receive Underlying Reference:
Dell Technologies, Class C Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	211	29	—	29

Morgan Stanley, Receive Underlying Reference:
DocuSign Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	193	24	—	24

Morgan Stanley, Receive Underlying Reference:
Elanco Animal Health Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	142	(2)	—	(2)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Eli Lilly Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	203	(19)	—	(19)

Morgan Stanley, Receive Underlying Reference:
EOG Resources Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	177	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Equinix Monthly, Pay Variable 0.456% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	28	—	—	—

Morgan Stanley, Receive Underlying Reference:
Equinix Monthly, Pay Variable 0.473% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	131	9	—	9

Morgan Stanley, Receive Underlying Reference:
Equity Residential Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	81	(6)	—	(6)

Morgan Stanley, Receive Underlying Reference:
Essex Property Trust Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	74	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Eversource Energy Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	90	6	—	6

Morgan Stanley, Receive Underlying Reference:
Exact Sciences Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	240	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Facebook, Class A Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	346	19	—	19

Morgan Stanley, Receive Underlying Reference:
FirstEnergy Monthly, Pay Variable 0.472% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	37	1	—	1

Morgan Stanley, Receive Underlying Reference:
Fiserv Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	57	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Five9 Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	202	14	—	14

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
FleetCor Technologies Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	106	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Freeport-McMoRan Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	217	(10)	—	(10)

Morgan Stanley, Receive Underlying Reference:
Goldman Sachs Group Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	263	(23)	—	(23)

Morgan Stanley, Receive Underlying Reference:
Grubhub Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	226	9	—	9

Morgan Stanley, Receive Underlying Reference:
Healthpeak Properties Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	79	1	—	1

Morgan Stanley, Receive Underlying Reference:
Hess Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	127	1	—	1

Morgan Stanley, Receive Underlying Reference:
Honeywell International Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	112	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Humana Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	108	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Huntington Bancshares Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	217	3	—	3

Morgan Stanley, Receive Underlying Reference:
Incyte Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	100	(5)	—	(5)

Morgan Stanley, Receive Underlying Reference:
Ingersoll Rand Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	248	5	—	5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Intuitive Surgical Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	122	16	—	16

Morgan Stanley, Receive Underlying Reference:
iRhythm Technologies Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	111	1	—	1

Morgan Stanley, Receive Underlying Reference:
KKR Monthly, Pay Variable 0.731% (1M USD
LIBOR + 0.55%) Monthly, 1/20/22	133	1	—	1

Morgan Stanley, Receive Underlying Reference:
KLA Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	123	2	—	2

Morgan Stanley, Receive Underlying Reference:
Lam Research Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	155	15	—	15

Morgan Stanley, Receive Underlying Reference:
Littelfuse Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	138	4	—	4

Morgan Stanley, Receive Underlying Reference:
Marriott International, Class A Monthly, Pay
Variable 0.487% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	186	(18)	—	(18)

Morgan Stanley, Receive Underlying Reference:
Maxim Integrated Products Monthly, Pay
Variable 0.456% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	120	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Maxim Integrated Products Monthly, Pay
Variable 0.466% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	47	—	—	—

Morgan Stanley, Receive Underlying Reference:
Maxim Integrated Products Monthly, Pay
Variable 0.481% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	74	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Micron Technology Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	137	(1)	—	(1)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Microsoft Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	250	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
Mondelez International, Class A Monthly, Pay
Variable 0.481% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	79	4	—	4

Morgan Stanley, Receive Underlying Reference:
MyoKardia Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	94	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
National Instruments Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	156	(10)	—	(10)

Morgan Stanley, Receive Underlying Reference:
NIKE, Class B Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	129	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
NVIDIA Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	143	6	—	6

Morgan Stanley, Receive Underlying Reference:
NVR Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	134	24	—	24

Morgan Stanley, Receive Underlying Reference:
Oportun Financial Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	161	10	—	10

Morgan Stanley, Receive Underlying Reference:
Outfront Media Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	182	2	—	2

Morgan Stanley, Receive Underlying Reference:
PACCAR Monthly, Pay Variable 0.479% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	85	—	—	—

Morgan Stanley, Receive Underlying Reference:
Parker-Hannifin Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	214	(9)	—	(9)

Morgan Stanley, Receive Underlying Reference:
Pioneer Natural Resources Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	145	—	—	—

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
PNC Financial Services Group Monthly, Pay
Variable 0.481% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	246	8	—	8

Morgan Stanley, Receive Underlying Reference:
QUALCOMM Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	204	29	—	29

Morgan Stanley, Receive Underlying Reference:
Rockwell Automation Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	136	(2)	—	(2)

Morgan Stanley, Receive Underlying Reference:
Roper Technologies Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	98	8	—	8

Morgan Stanley, Receive Underlying Reference:
Ross Stores Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	167	12	—	12

Morgan Stanley, Receive Underlying Reference:
Sealed Air Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	106	(1)	—	(1)

Morgan Stanley, Receive Underlying Reference:
Sempra Energy Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	120	1	—	1

Morgan Stanley, Receive Underlying Reference:
Stryker Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	170	4	—	4

Morgan Stanley, Receive Underlying Reference:
Tapestry Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	63	(3)	—	(3)

Morgan Stanley, Receive Underlying Reference:
TD Ameritrade Holding Monthly, Pay Variable
0.481% (1M USD LIBOR + 0.30%) Monthly,
1/20/22	557	(39)	—	(39)

Morgan Stanley, Receive Underlying Reference:
Terreno Realty Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	137	19	—	19

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Morgan Stanley, Receive Underlying Reference:
Tradeweb Markets, Class A Monthly, Pay
Variable 0.481% (1M USD LIBOR + 0.30%)
Monthly, 1/20/22	61	—	—	—

Morgan Stanley, Receive Underlying Reference:
Twilio, Class A Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	90	21	—	21

Morgan Stanley, Receive Underlying Reference:
Visa, Class A Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	197	(6)	—	(6)

Morgan Stanley, Receive Underlying Reference:
Walt Disney Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	133	(4)	—	(4)

Morgan Stanley, Receive Underlying Reference:
Wayfair, Class A Monthly, Pay Variable 0.481%
(1M USD LIBOR + 0.30%) Monthly, 1/20/22	174	38	—	38

Morgan Stanley, Receive Underlying Reference:
Welltower Monthly, Pay Variable 0.466% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	57	3	—	3

Morgan Stanley, Receive Underlying Reference:
Welltower Monthly, Pay Variable 0.481% (1M
USD LIBOR + 0.30%) Monthly, 1/20/22	79	4	—	4

Morgan Stanley, Receive Underlying Reference:
Zendesk Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	167	5	—	5

Morgan Stanley, Receive Underlying Reference:
Zoetis Monthly, Pay Variable 0.481% (1M USD
LIBOR + 0.30%) Monthly, 1/20/22	156	10	—	10

Total United States			—	298

Total Bilateral Total Return Swaps			—	245

Zero-Coupon Inflation Swaps 0.0%

United States 0.0%

Bank of America, 5 Year Zero-Coupon Inflation
Swap Pay Fix 1.535% at Maturity, Receive
Variable (Change in CPI) at Maturity, 7/16/25	1,250	8	—	8

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
			Upfront
	Notional		Payments/	Unrealized
Description	Amount	$ Value	$ (Receipts)	$ Gain/(Loss)

Citibank, 5 Year Zero-Coupon Inflation Swap Pay
Fix 1.548% at Maturity, Receive Variable (Change
in CPI) at Maturity, 7/8/25	1,250	7	—	7

Total Bilateral Zero-Coupon Inflation Swaps			—	15

Total Bilateral Swaps			(1)	260

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
	Notional		Initial	Unrealized
Description	Amount	$ Value	$ Value	$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Interest Rate Swaps (0.0)%
China (0.0)%
5 Year Interest Rate Swap, Receive Fixed 2.55%
Quarterly, Pay Variable 2.30% (7 Day Interbank
Repo) Quarterly, 7/17/25	18,000	(4)	—	(4)
Total Centrally Cleared Interest Rate Swaps				(4)

Zero-Coupon Inflation Swaps 0.0%
United States 0.0%
5 Year Zero-Coupon Inflation Swap Pay Fix
1.637% at Maturity, Receive Variable (Change in
CPI) at Maturity, 7/29/25	2,500	6	1	5
Total Centrally Cleared Zero-Coupon Inflation Swaps				5

Total Centrally Cleared Swaps				1
Net payments (receipts) of variation margin to date				1

Variation margin receivable (payable) on centrally cleared
swaps				$2

The accompanying notes are an integral part of this Portfolio of Investments.

	T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

(Amounts in $000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Bank of America	8/31/20	USD	614KRW	738,358$	(4)
Barclays Bank	8/31/20	TRY	13,941USD	2,012	(70)
BNP Paribas	8/4/20	BRL	2,147USD	414	(2)
BNP Paribas	8/4/20	USD	413BRL	2,147	1
BNP Paribas	9/2/20	USD	413BRL	2,147	2
JPMorgan Chase	8/31/20	RUB	4,989USD	69	(2)
Morgan Stanley	8/31/20	INR	266,865USD	3,559	(9)
Standard Chartered	8/31/20	USD	577CHF	528	(1)
State Street	8/4/20	BRL	2,147USD	413	(1)
State Street	8/4/20	USD	399BRL	2,147	(12)
State Street	8/31/20	NOK	1,670USD	183	—
State Street	8/31/20	USD	65CAD	87	—
State Street	8/31/20	USD	746EUR	636	(3)
State Street	8/31/20	USD	151NZD	227	—
UBS Securities	8/31/20	MXN	20,388USD	921	(9)
Net unrealized gain (loss) on open forward
currency exchange contracts					$(110)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 3 Amsterdam Exchanges Index contracts	8/20	(384) $	22
Short, 6 Dax Performance Index contracts	9/20	(2,182)	(108)
Long, 3 Euro BOBL contracts	9/20	478	2
Long, 6 Euro BUND contracts	9/20	1,255	10
Long, 7 Euro BUXL thirty year bond contracts	9/20	1,854	49
Long, 4 Euro OAT contracts	9/20	795	17
Long, 13 Euro SCHATZ contracts	9/20	1,718	2
Short, 25 FTSE 100 Index contracts	9/20	(1,926)	30
Short, 5 FTSE/MIB Index contracts	9/20	(562)	6
Long, 13 Hang Seng Index contracts	8/20	2,059	(49)
Long, 11 Long Gilt contracts	9/20	1,995	14
Short, 8 Mini ten year JGB contracts	9/20	(1,152)	(5)
Short, 32 MSCI Emerging Markets Index contracts	9/20	(1,711)	(141)
Short, 8 OMXS30 Index contracts	8/20	(156)	1
Short, 28 S&P 500 E-Mini Index contracts	9/20	(4,569)	(194)
Long, 10 S&P/TSX 60 Index contracts	9/20	1,441	65
Long, 4 SPI 200 contracts	9/20	420	3
Short, 10 Tokyo Price Index contracts	9/20	(1,414)	94
Long, 28 U.S. Treasury Long Bond contracts	9/20	5,104	100
Short, 1 U. S. Treasury Notes five year contracts	9/20	(126)	(1)
Long, 27 U. S. Treasury Notes ten year contracts	9/20	3,782	33
Net payments (receipts) of variation margin to date			66

Variation margin receivable (payable) on open futures contracts			$16

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Dynamic Credit
Fund - I Class	$23	$(81)	$222
T. Rowe Price Dynamic Global
Bond Fund - I Class	(18)	413	(42)
T. Rowe Price Global Stock
Fund	(140)	2,730	—
T. Rowe Price Ultra Short-Term
Bond Fund - I Class	109	349	246
T. Rowe Price Government
Reserve Fund	—	—	39
T. Rowe Price Short-Term Fund	—	—	—++
Totals	$(26) #	$3,411	$465+

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	10/31/19	Cost	Cost	7/31/20
T. Rowe Price Dynamic
Credit Fund - I Class	$5,609	$5,982	$(150) $	11,360
T. Rowe Price Dynamic
Global Bond Fund - I Class	4,988	4,704	(3,404)	6,701
T. Rowe Price Global Stock
Fund	—	9,963	(1,083)	11,610
T. Rowe Price Ultra Short-
Term Bond Fund - I Class	19,096	16,513	(23,264)	12,694
T. Rowe Price Government
Reserve Fund	4,622	¤	¤	12,210
T. Rowe Price Short-Term
Fund	1,198	¤	¤	2,184
Total				$56,759^

#	Capital gain distributions from mutual funds represented $66 of the net realized gain (loss) .
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $465 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $53,328.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Multi-Strategy Total Return Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and generally are categorized in Level 2 of the fair value hierarchy.
Exchange-traded options on futures contracts are valued at closing settlement prices and generally are categorized in
Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers and generally are categorized in Level 2 of the fair value hierarchy; however, if unobservable inputs are significant to the valuation, the swap would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining

T. ROWE PRICE MULTI-STRATEGY TOTAL RETURN FUND

the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	12,161$	— $	12,161
Bank Loans		—	7,924	87	8,011
Bond Mutual Funds		30,755	—	—	30,755
Common Stocks		482	570	—	1,052
Convertible Preferred Stocks		—	1,426	—	1,426
Equity Mutual Funds		11,610	—	—	11,610
Preferred Stocks		366	—	—	366
Short-Term Investments		12,210	—	—	12,210
Securities Lending Collateral		2,184	—	—	2,184
Options Purchased		—	64	—	64
Total Securities		57,607	22,145	87	79,839
Swaps		—	2,074	—	2,074
Forward Currency Exchange Contracts		—	3	—	3
Futures Contracts		16	—	—	16
Total		$57,623$	24,222$	87$	81,932
Liabilities
Options Written		$16$	143$	— $	159
Swaps		—	1,813	—	1,813
Forward Currency Exchange Contracts		—	113	—	113
Total		$16$	2,069$	— $	2,085

1 Includes Convertible Bonds, Corporate Bonds, Government Bonds.